INCOME TAXES (Narrative) (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	$ 5,426,000
United States Federal tax rate	34.00%
Net deferred tax assets	100.00%
Maximum [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards expiration dates	Dec. 31, 2035
Minimum [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards expiration dates	Jan. 01, 2033